Accounts Receivable, Net (Details Narrative)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2020 CNY (¥)
Provision for bad debt	$ 755,472	$ 90,077	$ (5,356)
Allowance for doubtful accounts	23,982	128,106
Allowance for doubtful accounts written off	856,383
Accounts receivable related parties	1,916,840	$ 5,164,380
Linshui and Dogness Newwork [Member]
Accounts receivable related parties	$ 559,465
Accounts Receivable [Member]
Concentration risk, percentage	92.00%
Collected at the Date of this Report [Member]
Accounts receivable related parties	$ 434,098
Third Party Customers [Member]
Accounts receivable related parties	$ 1,800,000
Third Party Customers [Member] | RMB [Member]
Accounts receivable related parties | ¥				¥ 12,400,000